PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment	Work in
	Lands	Buildings	and facilities	progress	Other (1)	Total
Annual average depreciation rate %		3	5		10 to 20

Cost
Balance as of December 31, 2017	4,348,593	2,815,673	15,846,331	483,735	288,395	23,782,727
Additions	705	2,319	143,058	1,321,350	25,913	1,493,345
Fair value adjustment from business combination – Facepa	27,381	(3,014)	27,506	(4,880)	2,821	49,814
Business combination – Facepa	7,446	18,505	46,165	3,395	1,920	77,431
Business combination - PCH	4,291	102,176	3,831	2	26	110,326
Write-offs	(34,523)	(8,654)	(67,280)		(1,183)	(111,640)
Interest capitalization				1,772		1,772
Transfer and other (2)	750,824	131,515	441,420	(1,339,218)	14,197	(1,262)
Balance as of December 31, 2018	5,104,717	3,058,520	16,441,031	466,156	332,089	25,402,513
Additions	337,932	1,943	136,855	1,477,420	47,524	2,001,674
Write-offs	(92,705)	(36,276)	(172,458)	(1,462)	(34,858)	(337,759)
Business combination with Fibria	2,151,338	3,918,552	20,255,811	425,868	454,759	27,206,328
Fair value adjustment - Fibria	2,637,671	1,502,021	5,109,939		195,684	9,445,315
Fair value adjustment – Facepa			3,072	(883)	(111)	2,078
Fair value adjustment – Ibema			5,448			5,448
Transfer and other (2)	182,621	323,029	740,879	(1,397,398)	(61,761)	(212,630)
Balance as of December 31, 2019	10,321,574	8,767,789	42,520,577	969,701	933,326	63,512,967

Depreciation
Balance as of December 31, 2017	—	(829,821)	(6,545,959)	—	(195,718)	(7,571,498)
Write-offs	—	1,462	60,506	—	196	62,164
Depreciation	—	(78,264)	(760,634)	—	(29,844)	(868,742)
Fair value adjustment from business combination - Facepa	—		(3,447)	—	(731)	(4,178)
Transfer and other (2)	—	7	1,391	—	(1,398)
Balance as of December 31, 2018	—	(906,616)	(7,248,143)	—	(227,495)	(8,382,254)
Additions	—	(255,888)	(2,123,193)	—	(91,170)	(2,470,251)
Write-offs	—	26,886	115,732	—	13,944	156,562
Business combination with Fibria (3)	—	(1,804,967)	(9,552,825)	—	(249,087)	(11,606,879)
Additions - Fair value adjustment from business combination - Fibria	—	(63,495)	(543,468)	—	(17,364)	(624,327)
Fair value adjustment from business combination - Facepa	—	(5,742)	(6,481)	—	(95)	(12,318)
Fair value adjustment from business combination - Ibema	—		(593)	—		(593)
Transfer and other (2)	—	29,906	508,585	—	9,547	548,038
Balance as of December 31, 2019	—	(2,979,916)	(18,850,386)	—	(561,720)	(22,392,022)

Net
Balance as of December 31, 2018	5,104,717	2,151,904	9,192,888	466,156	104,594	17,020,259
Balance as of December 31, 2019	10,321,574	5,787,873	23,670,191	969,701	371,606	41,120,945
1)	Includes vehicles, furniture and utensils and computer equipment.
2)	Includes transfers carried out between the items of property, plant and equipment, intangible assets, right of use arising from lease agreements and inventories.
3)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.